Exhibit 99.1

MONTHLY SERVICER'S CERTIFICATE

CARMAX BUSINESS SERVICES, LLC

CARMAX AUTO OWNER TRUST

SERIES 2015-1

Collection Period	04/01/15-04/30/15
Determination Date	5/11/2015
Distribution Date	5/15/2015

Pool Balance

1.	Pool Balance on the close of the last day of the preceding Collection Period				$945,523,689.29
2.	Collections allocable to Principal				$28,681,805.36
3.	Purchase Amount allocable to Principal				$0.00
4.	Defaulted Receivables				$182,877.45

5.	Pool Balance on the close of the last day of the related Collection Period				$916,659,006.48
	(Ln1 - Ln2 - Ln3 - Ln4)
6.	Total number of Receivables outstanding on the close of the last day of the related Collection Period				57,415
7.	Initial Pool Balance				$1,000,000,003.15

			Beginning of Period	End of Period
8.	Note Balances
	a.	Class A-1 Note Balance	$130,850,547.15		$102,159,052.44
	b.	Class A-2 Note Balance	$320,000,000.00		$320,000,000.00
	c.	Class A-3 Note Balance	$319,000,000.00		$319,000,000.00
	d.	Class A-4 Note Balance	$115,000,000.00		$115,000,000.00
	e.	Class B Note Balance	$22,500,000.00		$22,500,000.00
	f.	Class C Note Balance	$18,500,000.00		$18,500,000.00
	g.	Class D Note Balance	$14,000,000.00		$14,000,000.00

	h.	Note Balance (sum a - g)	$939,850,547.15		$911,159,052.44
9.	Pool Factors
	a.	Class A-1 Note Pool Factor	0.6850814		0.5348641
	b.	Class A-2 Note Pool Factor	1.0000000		1.0000000
	c.	Class A-3 Note Pool Factor	1.0000000		1.0000000
	d.	Class A-4 Note Pool Factor	1.0000000		1.0000000
	e.	Class B Note Pool Factor	1.0000000		1.0000000
	f.	Class C Note Pool Factor	1.0000000		1.0000000
	g.	Class D Note Pool Factor	1.0000000		1.0000000

	h.	Note Pool Factor	0.9398505		0.9111591
10.	Overcollateralization Target Amount				$5,499,954.04
11.	Current overcollateralization amount (Pool Balance - Note Balance)				$5,499,954.04
12.	Weighted Average Coupon			%	6.94%
13.	Weighted Average Original Term			months	65.47
14.	Weighted Average Remaining Term			months	58.95

Collections

15.	Finance Charges:
	a.	Collections allocable to Finance Charge			$5,456,126.00
	b.	Liquidation Proceeds allocable to Finance Charge			$0.00
	c.	Purchase Amount allocable to Finance Charge			$0.00

	d.	Available Finance Charge Collections (sum a - c)			$5,456,126.00
16.	Principal:
	a.	Collections allocable to Principal			$28,681,805.36
	b.	Liquidation Proceeds allocable to Principal			$75,998.59
	c.	Purchase Amount allocable to Principal			$0.00

	d.	Available Principal Collections (sum a - c)			$28,757,803.95

17.	Total Finance Charge and Principal Collections (15d + 16d)		$34,213,929.95
18.	Interest Income from Collection Account		$2,573.92
19.	Simple Interest Advances		$0.00

20.	Available Collections (Ln17 + 18 + 19)		$34,216,503.87

Available Funds

21.	Available Collections		$34,216,503.87
22.	Reserve Account Draw Amount		$0.00

23.	Available Funds		$34,216,503.87

Application of Available Funds

24.	Servicing Fee
	a.	Monthly Servicing Fee	$787,936.41
	b.	Amount Unpaid from Prior Months	$0.00
	c.	Amount Paid	$787,936.41

	d.	Shortfall Amount (a + b - c)	$0.00
25.	Unreimbursed Servicer Advances		$0.00
26.	Successor Servicer Unpaid Transition Expenses and Indemnity Amounts (Capped at $175,000)
	a.	Unpaid Transition Expenses and Indemnity Amounts (Capped at $175,000)	$0.00
	b.	Amount Paid	$0.00

	c.	Shortfall Amount (a - b)	$0.00
27.	Class A Noteholder Interest Amounts
	a.	Class A-1 Monthly Interest	$26,170.11
	b.	Additional Note Interest related to Class A-1 Monthly Interest	$0.00
	c.	Interest Due on Additional Note Interest related to Class A-1 Monthly Interest	$0.00

	d.	Total Class A-1 Note Interest (sum a - c)	$26,170.11
	e.	Class A-2 Monthly Interest	$234,666.67
	f.	Additional Note Interest related to Class A-2 Monthly Interest	$0.00
	g.	Interest Due on Additional Note Interest related to Class A-2a Monthly Interest	$0.00

	h.	Total Class A-2 Note Interest (sum e - g)	$234,666.67
	i.	Class A-3 Monthly Interest	$366,850.00
	j.	Additional Note Interest related to Class A-3 Monthly Interest	$0.00
	k.	Interest Due on Additional Note Interest related to Class A-3 Monthly Interest	$0.00

	l.	Total Class A-3 Note Interest (sum i - k)	$366,850.00
	m.	Class A-4 Monthly Interest	$175,375.00
	n.	Additional Note Interest related to Class A-4 Monthly Interest	$0.00
	o.	Interest Due on Additional Note Interest related to Class A-4 Monthly Interest	$0.00

	p.	Total Class A-4 Note Interest (sum m - o)	$175,375.00
28.	Priority Principal Distributable Amount		$0.00
29.	Class B Noteholder Interest Amount
	a.	Class B Monthly Interest	$40,687.50
	b.	Additional Note Interest related to Class B Monthly Interest	$0.00
	c.	Interest Due on Additional Note Interest related to Class B Monthly Interest	$0.00

	d.	Total Class B Note Interest (sum a - c)	$40,687.50
30.	Secondary Principal Distributable Amount		$0.00
31.	Class C Noteholder Interest Amount
	a.	Class C Monthly Interest	$37,925.00
	b.	Additional Note Interest related to Class C Monthly Interest	$0.00
	c.	Interest Due on Additional Note Interest related to Class C Monthly Interest	$0.00

	d.	Total Class C Note Interest (sum a - c)	$37,925.00
32.	Tertiary Principal Distributable Amount		$9,191,540.67

33.	Class D Noteholder Interest Amount
	a.	Class D Monthly Interest	$36,750.00
	b.	Additional Note Interest related to Class D Monthly Interest	$0.00
	c.	Interest Due on Additional Note Interest related to Class D Monthly Interest	$0.00

	d.	Total Class D Note Interest (sum a - c)	$36,750.00
34.	Quaternary Principal Distributable Amount		$14,000,000.00
35.	Required Payment Amount (Ln 24 + Ln 26 + (sum of Ln 27 through Ln 34))		$24,897,901.36
36.	Reserve Account Deficiency		$0.00
37.	Regular Principal Distributable Amount		$5,499,954.04
38.	Remaining Unpaid Servicer Transition Expenses, if any		$0.00
39.	Additional Servicing Fees, if any		$0.00
40.	Remaining Unpaid Successor Servicer Indemnity Amounts and Transition Expenses, if any		$0.00

Collection Account Activity

41.	Deposits
	a.	Total Daily Deposits of Finance Charge Collections	$5,456,126.00
	b.	Total Daily Deposits of Principal Collections	$28,757,803.95
	c.	Withdrawal from Reserve Account	$0.00
	d.	Interest Income	$2,573.92

	e.	Total Deposits to Collection Account (sum a - d)	$34,216,503.87
42.	Withdrawals
	a.	Servicing Fee and Unreimbursed Servicer Advances	$787,936.41
	b.	Successor Servicer Transition Expenses and Indemnity Amounts	$0.00
	c.	Deposit to Note Payment Account for Monthly Note Interest/Principal	$29,609,918.99
	d.	Deposit to Reserve Account	$0.00
	e.	Excess Collections (Deposit to Certificate Payment Account for payment to Certificateholder)	$3,818,648.47

	f.	Total Withdrawals from Collection Account (sum a - e)	$34,216,503.87

Note Payment Account Activity

43.	Deposits
	a.	Class A-1 Interest Distribution	$26,170.11
	b.	Class A-2 Interest Distribution	$234,666.67
	c.	Class A-3 Interest Distribution	$366,850.00
	d.	Class A-4 Interest Distribution	$175,375.00
	e.	Class B Interest Distribution	$40,687.50
	f.	Class C Interest Distribution	$37,925.00
	g.	Class D Interest Distribution	$36,750.00
	h.	Class A-1 Principal Distribution	$28,691,494.71
	i.	Class A-2 Principal Distribution	$0.00
	j.	Class A-3 Principal Distribution	$0.00
	k.	Class A-4 Principal Distribution	$0.00
	l.	Class B Principal Distribution	$0.00
	m.	Class C Principal Distribution	$0.00
	n.	Class D Principal Distribution	$0.00

	o.	Total Deposits to Note Payment Account (sum a - n)	$29,609,918.99
44.	Withdrawals
	a.	Class A-1 Distribution	$28,717,664.82
	b.	Class A-2 Distribution	$234,666.67
	c.	Class A-3 Distribution	$366,850.00
	d.	Class A-4 Distribution	$175,375.00
	e.	Class B Distribution	$40,687.50
	f.	Class C Distribution	$37,925.00
	g.	Class D Distribution	$36,750.00

	h.	Total Withdrawals from Note Payment Account (sum a - g)	$29,609,918.99

Certificate Payment Account Activity

45.	Deposits
	a.	Excess Collections	$3,818,648.47
	b.	Reserve Account surplus (Ln 55)	$217.48

	c.	Total Deposits to Certificate Payment Account (sum a - b)	$3,818,865.95
46.	Withdrawals
	a.	Certificateholder Distribution	$3,818,865.95

	b.	Total Withdrawals from Certificate Payment Account	$3,818,865.95

Required Reserve Account Amount

47.	Lesser of: (a or b)
	a.	$2,500,000.01	$2,500,000.01
	b.	Note Balance	$911,159,052.44
48.	Required Reserve Account Amount		$2,500,000.01

Reserve Account Reconciliation

49.	Beginning Balance (as of end of preceding Distribution Date)		$2,500,000.01
50.	Investment Earnings		$217.48
51.	Reserve Account Draw Amount		$0.00

52.	Reserve Account Amount (Ln 49 + Ln 50 - Ln 51)		$2,500,217.49
53.	Deposit from Available Funds (Ln 42d)		$0.00
54.	If Reserve Account Balance exceeds Required Reserve Account Amount, payment to
	a.	the Note Payment Account for the payment of principal to the extent of any unfunded Regular Principal Distribution Amount; and	$0.00
	b.	any Successor Servicer for the payment of any unfunded Transition Costs and Additional Servicing Fee	$0.00
55.	Payment to Certificateholder if Reserve Account Balance exceeds Required Reserve Account Amount and to the extent no unfunded amounts described in Ln 54 exist		$217.48

56.	Ending Balance (Ln52 + Ln53 - Ln54 - Ln55)		$2,500,000.01
57.	Reserve Account Deficiency (Ln48 - Ln56)		$0.00

Instructions to the Trustee

58.	Amount to be deposited from the Reserve Account into the Collection Account		$0.00
59.	Amount to be paid to Servicer from the Collection Account		$787,936.41
60.	Amount to be deposited from the Collection Account into the Note Payment Account		$29,609,918.99
61.	Amount to be deposited from the Collection Account into the Certificate Payment Account		$3,818,648.47
62.	Amount to be deposited from the Collection Account into the Reserve Account		$0.00
63.	Amount to be deposited from the Reserve Account, if Reserve Account Balance exceeds
	Required Reserve Account Amount, into
	a.	the Note Payment Account for any unfunded Regular Principal Distributable Amount	$0.00
	b.	the Certificate Payment Account for payment to the Certificateholder, if no unfunded Regular Principal distributable amount exists	$217.48
64.	Amount to be paid to Class A-1 Noteholders from the Note Payment Account		$28,717,664.82
65.	Amount to be paid to Class A-2 Noteholders from the Note Payment Account		$234,666.67
66.	Amount to be paid to Class A-3 Noteholders from the Note Payment Account		$366,850.00
67.	Amount to be paid to Class A-4 Noteholders from the Note Payment Account		$175,375.00
68.	Amount to be paid to Class B Noteholders from the Note Payment Account		$40,687.50
69.	Amount to be paid to Class C Noteholders from the Note Payment Account		$37,925.00
70.	Amount to be paid to Class D Noteholders from the Note Payment Account		$36,750.00
71.	Amount to be paid to Certificateholders from the Certificate Payment Account with respect to Excess
	Collections and Reserve Account surplus		$3,818,865.95

Net Loss and Delinquency Activity

72.	Net Losses with respect to preceding Collection Period			$106,878.86
73.	Cumulative Net Losses			$128,493.37
74.	Cumulative Net Loss Percentage			0.0128%

			Number of Loans	Principal Balance
75.	Delinquency Analysis
	a.	31 to 60 days past due	405	$6,567,877.69
	b.	61 to 90 days past due	121	$2,124,329.11
	c.	91 or more days past due	32	$542,466.69

	d.	Total Past Due (sum a-c)	558	9,234,673.49

Servicer Covenant

76.	CarMax, Inc Consolidated Tangible Net Worth as of the end of the Related Fiscal Quarter			$3,146,704,000.00
77.	Is CarMax, Inc Consolidated Tangible Net Worth greater than $1,000,000,000?			Yes

IN WITNESS WHEREOF, the undersigned has duly executed this certificate on May 11, 2015.

CARMAX BUSINESS SERVICES, LLC

As Servicer

By:	/s/ Andrew J. McMonigle

Name:	Andrew J. McMonigle

Title:	Treasurer